Income Tax - Summary of Net Deferred Tax Liability (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
At the beginning of the period	₸ (3,205)	₸ (2,467)	₸ (2,319)
Change in deferred income tax balances recognized in profit or loss	(962)	738	148
At the end of the period	₸ (2,243)	₸ (3,205)	₸ (2,467)